Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax
Schedule of income tax (benefit) expense included in profit and loss

For the years ended December 31, 2020, 2019 and 2018, the income tax (benefit) expense included in profit and loss is as follows:

	December 31
	2020	2019	2018
Operation in Mexico:
Current ISR	$1,321,021	1,066,160	1,242,553
Deferred ISR	341,131	324,415	(33,718)
	1,662,152	1,390,575	1,208,835
Foreign operations:
Current ISR	33	(1,859)	4,294
Deferred ISR	(450,574)	(263,738)	(58,151)
Total ISR expense	$1,211,611	1,124,978	1,154,978

Schedule of income tax expense attributable to income before income taxes

The income tax expense attributable to income before income taxes differed from the amount computed by applying the ISR rate of 30% in 2020, 2019 and 2018 due to the items listed below:

	December 31,
	2020		2019		2018
	ISR	Percentage	ISR	Percentage	ISR	Percentage

Expected expense	$1,555,111	30%	$1,292,925	30%	$1,354,965	30%
Increase (decrease) resulting from:
Net effects of inflation	(196,379)	(4)%	(168,822)	(4)%	(276,758)	(6)%
(Non-taxable income) Non-deductible expenses	7,641	0%	11,027	0%	16,648	0%
Effect of rate difference of foreign subsidiary	20,907	0%	48,658	1%	(16,572)	(0)%
Effect from non-deductible employee benefits	115,496	2%	70,202	2%	90,820	2%
Effect of tax incentive	(69,920)	(1)%	(60,861)	(1)%	—	—
Effect of carryback tax losses in the United States of America (1)	(190,144)	(4)%	—	—	—	—
Bargain purchase gain of domestic business acquisition	(27,267)	(0)%	—	—	—	—
Other	(3,834)	(0)%	(68,151)	(2)%	(14,126)	(0)%
Income tax expense	$1,211,611	23%	$1,124,978	26%	$1,154,978	26%

Schedule of tax effects of temporary differences, tax losses and tax credits

The tax effects of temporary differences, tax losses and tax credits that give rise to significant portions of deferred tax assets and liabilities as of December 31, 2020, 2019 and 2018 are detailed below:

	December 31,
	2020	2019	2018
Deferred tax assets
Accounts payable	$2,207	2,481	27,738
Employee benefits	199,087	164,019	53,398
PTU payable	16,690	26,020	20,536
Tax loss carryforwards	60,354	56,163	—
Inventories	—	616	—
Property, plant and equipment	1,696	1,113	—
Other provisions	648	—	2,205
Total deferred tax assets	280,682	250,412	103,877

Deferred tax liabilities
Property, plant and equipment	—	—	51
Prepaid expenses	2,872	4,593	—
Other provisions	7,655	547	—
Derivative financial instruments	8,221	—	—
Total deferred tax liabilities	18,748	5,140	51
Net deferred tax assets	$261,934	245,272	103,826

	December 31,
	2020	2019	2018
Deferred tax assets
Accounts payable	$1,090,676	1,097,422	1,483,275
PTU payable	1,037
Tax loss carryforwards	606,935	271,772	59,883
Goodwill	—	—	3,879
Other provisions	144,861	63,314	76,025
Total deferred tax assets	1,843,509	1,432,508	1,623,062

Deferred tax liabilities
Inventories	1,820,929	1,696,300	1,639,156
Accounts receivable	497,655	445,198	366,825
Property, plant and equipment	2,915,222	2,667,824	2,503,172
Prepaid expenses	286,844	332,392	647,480
Goodwill	5,147	584	—
Intangible assets	188,919	190,900	233,749
Derivative financial instruments	3,773	3,803	—
Total deferred tax liabilities	5,718,489	5,337,001	5,390,382
Net deferred tax liability	$3,874,980	3,904,493	3,767,320

Schedule of Movement in temporary differences during the fiscal year

			Acquired or/
		Recognized	Recognized
	January 1,	in profit	directly in	December 31,
	2020	and loss	equity	2020
Accounts payable	$(1,099,903)	8,163	(1,143)	(1,092,883)
Employee benefits	(164,060)	(35,027)	—	(199,087)
PTU payable	(26,020)	8,293	—	(17,727)
Tax loss carryforwards	(327,935)	(314,628)	(24,726)	(667,289)
Interest carryforwards	—	1,551	(1,551)	—
Other provisions	(62,767)	(74,804)	(283)	(137,854)
Goodwill	584	4,371	192	5,147
Intangible assets	190,900	(12,248)	10,267	188,919
Inventories	1,695,684	114,135	11,110	1,820,929
Accounts receivable	445,198	52,457	—	497,655
Property, plant and equipment	2,666,752	177,372	69,402	2,913,526
Prepaid expenses	336,985	(47,269)	—	289,716
Derivative financial instruments	3,803	8,191	—	11,994
Net deferred tax liability	$3,659,221	(109,443)	63,268	3,613,046

			Acquired or/
		Recognized	Recognized
	January 1,	in profit	directly in	December 31,
	2019	and loss	equity	2019
Accounts payable	$(1,511,013)	410,152	958	(1,099,903)
Employee benefits	(53,398)	(197,728)	87,107	(164,060)
PTU payable	(20,536)	(5,484)	—	(26,020)
Tax loss carryforwards	(59,883)	(273,479)	5,427	(327,935)
Other provisions	(78,230)	15,436	27	(62,767)
Goodwill	(3,879)	4,391	72	584
Intangible assets	233,749	(34,220)	(8,629)	190,900
Inventories	1,639,156	64,120	(7,592)	1,695,684
Accounts receivable	366,825	78,373	—	445,198
Property, plant and equipment	2,503,223	184,454	(20,966)	2,666,752
Prepaid expenses	647,480	(310,495)	—	336,985
Derivative financial instruments	—	3,803	—	3,803
Net deferred tax liability	$3,663,494	(60,677)	56,404	3,659,221

			Acquired or/
		Recognized	Recognized
	January 1,	in profit	directly in	December 31,
	2018	and loss	equity	2018
Accounts payable	$(1,187,175)	(323,784)	(54)	(1,511,013)
Employee benefits	(45,519)	(1,317)	(6,562)	(53,398)
PTU payable	(12,917)	(7,619)	—	(20,536)
Tax loss carryforwards	(22,013)	(37,004)	(866)	(59,883)
Other provisions	(61,045)	(17,240)	55	(78,230)
Goodwill	(7,562)	3,604	79	(3,879)
Intangible assets	253,898	(19,825)	(324)	233,749
Inventories	1,601,498	37,319	339	1,639,156
Accounts receivable	421,191	(54,366)	—	366,825
Property, plant and equipment	2,428,417	74,819	(13)	2,503,223
Prepaid expenses	393,936	253,544	—	647,480
Net deferred tax liability	$3,762,709	(91,869)	(7,346)	3,663,494

Schedule of tax on assets and tax loss carryforwards and its expiration period

As of December 31, 2020, tax loss carryforwards expire as shown below. Amounts are indexed for inflation as permitted by Mexican income tax law:

	Amount as of December 31, 2020
	Tax loss	Year of expiration /
Year	carryforwards	maturity
2017	$59,033	2027
2018	199,632	2028
2019	1,250,964	2029
2020	1,535,909	2030
	$3,045,538